SCHEDULE OF SHARE OPTION GRANTED (Details) shares in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding Beginning balance	1,251	1,251	3,346	3,346	3,346	3,346
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 2.01		$ 2.02		$ 2.02
Granted	790	790	989	989
Weighted average exercise price, Granted | $ / shares	$ 3.47		$ 2.86
Number of options, Expired			(375)	(375)
Weighted average exercise price, Expired | $ / shares			$ 2.16
Number of options outstanding Beginning balance	2,034	2,034	3,960	3,960	1,251	1,251	3,346	3,346
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 2.58		$ 2.21		$ 2.01		$ 2.02
Number of options, Exercisable	1,825	1,825	2,703	2,703
Weighted average exercise price, Exercisable | $ / shares	$ 2.48		$ 2.33
Exercised	(7)	(7)
Weighted average exercise price, Expired | $ / shares	$ 1.39
Number of options, Expired			375	375
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding Beginning balance	4,680	4,680	11,280	11,280	11,280	11,280	9,530	9,530
Weighted average exercise price, outstanding beginning balance | $ / shares		$ 0.35		$ 0.27		$ 0.27		$ 0.23
Granted					1,000	1,000	1,850	1,850
Weighted average exercise price, Granted | $ / shares						$ 0.27		$ 0.45
Number of options, Expired					(7,600)	(7,600)	(100)	(100)
Weighted average exercise price, Expired | $ / shares						$ 0.22		$ 0.34
Number of options outstanding Beginning balance					4,680	4,680	11,280	11,280
Weighted average exercise price, outstanding beginning balance | $ / shares						$ 0.35		$ 0.27
Number of options, Exercisable					2,835	2,835	4,318	4,318
Weighted average exercise price, Exercisable | $ / shares						$ 0.28		$ 0.27
Number of options, Expired					7,600	7,600	100	100